Short-term and Long-term Debt (Schedule of Long-term Debt Instruments) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Long-term Debt, Total	¥ 1,638,529	¥ 1,915,692
Current portion of long-term debt	338,218	303,730
Long-term debt noncurrent	1,300,311	1,611,962
Capital Lease Obligations [Member]
Long-term Debt, Total	36,318	33,919
First Unsecured Notes And Debentures [Member]
Unsecured debt	80,000	80,000
Interest rate	0.72%
Second Unsecured Notes And Debentures [Member]
Unsecured debt		49,898
Interest rate	0.70%
Third Unsecured Notes And Debentures [Member]
Unsecured debt	49,989	49,987
Interest rate	1.56%
Fourth Unsecured Notes And Debentures [Member]
Unsecured debt		5,000
Interest rate	0.74%
Fifth Unsecured Notes And Debentures [Member]
Unsecured debt	363,233	457,726
Interest rate, minimum	0.55
Interest rate, maximum	2.17
Third Unsecured Convertible Debentures [Member]
Convertible debt	99,360	99,998
Interest rate	0.10%
Fourth Unsecured Convertible Debentures [Member]
Convertible debt	20,105	40,000
Interest rate	0.00%
First Loans, Principally From Banks And Insurance Companies [Member]
Secured debt	19,041	68,841
Interest rate, minimum	1.89
Interest rate, maximum	5.4
Second Loans, Principally From Banks And Insurance Companies [Member]
Unsecured debt	¥ 970,483	¥ 1,030,323
Interest rate, minimum	0.25
Interest rate, maximum	6.97